G2 Information Regarding Members of the Board of Directors and Group Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
Summary of Remuneration to Members of the Board of Directors

Remuneration to members of the Board of Directors
SEK	Board fees	Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2020	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares 1)	Committee fees	Total fees paid in cash 2)	Total remuneration 2020
			A		B		C	(A+B+C)
Board member
Ronnie Leten	4,075,000	24,625/50%	2,404,385	52,525	543,924	375,000	2,412,500	5,360,809
Helena Stjernholm	1,020,000	6,163/50%	601,755	32,672	254,900	175,000	685,000	1,541,655
Jacob Wallenberg	1,020,000	9,245/75%	902,682	39,765	295,558	175,000	430,000	1,628,240
Jon Fredrik Baksaas	1,020,000	6,163/50%	601,755	32,370	(6,009)	200,000	710,000	1,305,746
Jan Carlson	1,020,000	9,245/75%	902,682	32,370	39,913	425,000	680,000	1,622,595
Nora Denzel	1,020,000	3,081/25%	300,829	10,788	65,016	175,000	940,000	1,305,845
Börje Ekholm	—	—	—	8,319	326,399	—	—	326,399
Eric A. Elzvik	1,020,000	3,081/25%	300,829	10,788	13,298	400,000	1,165,000	1,479,127
Kurt Jofs	1,020,000	—	—	19,378	65,602	600,000	1,620,000	1,685,602
Kristin S. Rinne	1,020,000	3,081/25%	300,829	22,514	111,003	200,000	965,000	1,376,832

Employee Representatives
Torbjörn Nyman	19,500	—	—	—	—	10,500	30,000	30,000
Kjell-Åke Soting	19,500	—	—	—	—	10,500	30,000	30,000
Roger Svensson	19,500	—	—	—	—	10,500	30,000	30,000
Per Holmberg (deputy)	19,500	—	—	—	—	—	19,500	19,500
Anders Ripa (deputy)	19,500	—	—	—	—	—	19,500	19,500
Loredana Roslund (deputy)	19,500	—	—	—	—	—	19,500	19,500
Total	12,352,000	64,684	6,315,746	261,489	1,709,604	2,756,500	9,756,000	17,781,350	3)

1)	The difference in value as of the time for payment, compared to December 31, 2019, for synthetic shares allocated in 2015 (for which payment was made in 2020).

The difference in value as of December 31, 2020 compared to December 31, 2019, for synthetic shares allocated in 2016, 2017, 2018 and 2019. Calculated on a share price of SEK 97.64.

The difference in value as of December 31, 2020, compared to grant date for synthetic shares allocated in 2020.

The value of synthetic shares allocated in 2016, 2017, 2018 and 2019 includes respectively SEK 1.00, SEK 1.00, SEK 1.00 and SEK 1.50 per share in compensation for dividends resolved by the Annual General Meetings 2017, 2018, 2019 and 2020 and the value of the synthetic shares allocated in 2015 includes dividend compensation for dividends resolved in 2016, 2017, 2018 and 2019.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 3,740,020.

Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET)

Remuneration costs for the President and CEO and other members of Executive Team (ET)
SEK	President and CEO 2020	President and CEO 2019	Other members of ET 2020	Other members of ET 2019	Total 2020	Total 2019
Salary 1)	17,727,726	16,299,080	98,063,266	86,342,359	115,790,992	102,641,439
Termination beneﬁts	—	—	—	—	—	—
Annual variable remuneration provision earned for the year	—	—	37,992,529	28,289,319	37,992,529	28,289,319
Long-term variable compensation provision 2)	41,110,656	31,491,325	41,237,506	31,149,752	82,348,162	62,641,077
Pension costs 3)	9,113,376	8,284,891	39,685,920	33,389,234	48,799,296	41,674,125
Other beneﬁts	770,276	600,572	17,064,089	21,765,983	17,834,365	22,366,555
Social charges and taxes	21,592,463	17,807,558	52,496,382	43,244,590	74,088,845	61,052,148
Total	90,314,497	74,483,426	286,539,692	244,181,237	376,854,189	318,664,663

1)	Includes compensation for unused vacation days.
2)	Includes pro-rated long-term variable compensation provisions for other members of ET for the individuals who left ET during the year.
3)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.